Note 04 - Management Report - Segment Results of Operations (Detail) € in Millions		12 Months Ended
		Dec. 31, 2024 EUR (€)		Dec. 31, 2023 EUR (€)		Dec. 31, 2022 EUR (€)
Segment Results of Operations [Line Items]
Net revenues	[1]	€ 31,504		€ 31,155		€ 27,063
Provision for credit losses		1,830		1,505		1,226
Noninterest expenses [Abstract]
Compensation and benefits		11,731		11,131		10,712
General and administrative expenses		11,243		10,112		9,728
Impairment of goodwill and other intangible assets		0		233		68
Restructuring activities		3		220		118
Total noninterest expenses		22,971		21,695		20,390
Noncontrolling interests		0		0		0
Profit (loss) before tax		6,703		7,955		5,447
Assets		1,391,000		1,317,000		1,344,000
Loans (gross of allowance for loan losses)		490,000		485,000		496,000
Additions to non-current assets		2,091		2,118		2,494
Deposits		668,000		625,000		629,000
Average allocated shareholders' equity		66,353		63,149		60,109
Risk-weighted assets		357,000		350,000		360,000
Risk Weighted Assets in Divisions Of which Operational		58,000	[2]	57,000	[3]	58,000	[4]
Leverage Exposure (fully-loaded)		€ 1,316,000		€ 1,240,000		€ 1,240,000
Total employees (full-time equivalent)		89,753		90,130		84,930
Post-tax return on average shareholders equity		5.50%	[5],[6]	9.10%	[7],[8]	8.20%	[9],[10]
Post-tax return on average tangible shareholders' equity		6.20%	[5],[6]	10.20%	[7],[8]	9.10%	[9],[10]
Cost Income Ratio		72.90%	[11]	69.60%	[12]	75.30%	[13]
Includes:
Net interest income		€ 15,161		€ 16,122		€ 13,983
Net income (loss) from equity method investments		12		(38)		152
Includes:
Equity method investment		1,028		1,013		1,124
Corporate Bank [Member]
Segment Results of Operations [Line Items]
Net revenues		7,506		7,718		6,337
Provision for credit losses		347		266		335
Noninterest expenses [Abstract]
Compensation and benefits		1,603		1,530		1,416
General and administrative expenses		3,481		3,122		2,790
Impairment of goodwill and other intangible assets		0		0		0
Restructuring activities		(1)		(4)		(19)
Total noninterest expenses		5,084		4,648		4,187
Noncontrolling interests		0		0		0
Profit (loss) before tax		2,075		2,804		1,816
Assets	[14],[15]	280,000		264,000		258,000
Loans (gross of allowance for loan losses)	[14]	117,000		117,000		122,000
Additions to non-current assets		12		13		3
Deposits	[14]	313,000		289,000		289,000
Average allocated shareholders' equity		11,682		11,547		11,668
Risk-weighted assets		78,000		69,000		74,000
Risk Weighted Assets in Divisions Of which Operational	[14]	11,000	[2]	6,000	[3]	5,000	[4]
Leverage Exposure (fully-loaded)		€ 339,000		€ 307,000		€ 321,000
Total employees (full-time equivalent)	[14]	26,317		25,439		22,621
Post-tax return on average shareholders equity		11.70%	[5],[6]	16.60%	[7],[8]	10.30%	[9],[10]
Post-tax return on average tangible shareholders' equity		12.60%	[5],[6]	17.80%	[7],[8]	11.10%	[9],[10]
Cost Income Ratio		67.70%	[11]	60.20%	[12]	66.10%	[13]
Includes:
Net interest income		€ 4,960		€ 5,115		€ 3,628
Net income (loss) from equity method investments		(1)		(6)		4
Includes:
Equity method investment		90		91		90
Investment Bank [Member]
Segment Results of Operations [Line Items]
Net revenues		10,558		9,160		10,016
Provision for credit losses		549		431		319
Noninterest expenses [Abstract]
Compensation and benefits		2,682		2,526		2,379
General and administrative expenses		3,979		4,091		4,061
Impairment of goodwill and other intangible assets		0		233		0
Restructuring activities		0		(3)		15
Total noninterest expenses		6,661		6,847		6,455
Noncontrolling interests		5		3		15
Profit (loss) before tax		3,343		1,879		3,228
Assets	[16],[17]	756,000		658,000		677,000
Loans (gross of allowance for loan losses)	[16]	110,000		101,000		103,000
Additions to non-current assets		3		89		4
Deposits	[16]	22,000		18,000		16,000
Average allocated shareholders' equity		23,672		23,544		22,478
Risk-weighted assets		130,000		140,000		139,000
Risk Weighted Assets in Divisions Of which Operational	[16]	15,000	[2]	22,000	[3]	23,000	[4]
Leverage Exposure (fully-loaded)		€ 593,000		€ 546,000		€ 530,000
Total employees (full-time equivalent)	[16]	20,107		20,063		17,946
Post-tax return on average shareholders equity		9.10%	[5],[6]	4.80%	[7],[8]	9.30%	[9],[10]
Post-tax return on average tangible shareholders' equity		9.40%	[5],[6]	4.90%	[7],[8]	9.60%	[9],[10]
Cost Income Ratio		63.10%	[11]	74.70%	[12]	64.40%	[13]
Includes:
Net interest income		€ 3,398		€ 3,013		€ 3,467
Net income (loss) from equity method investments		(46)		(70)		50
Includes:
Equity method investment		379		413		501
Private Bank [Member]
Segment Results of Operations [Line Items]
Net revenues		9,386		9,571		9,152
Provision for credit losses		851		783		583
Noninterest expenses [Abstract]
Compensation and benefits		2,934		2,805		2,783
General and administrative expenses		4,372		4,696		4,193
Impairment of goodwill and other intangible assets		0		0		0
Restructuring activities		(3)		228		(113)
Total noninterest expenses		7,304		7,730		6,863
Noncontrolling interests		0		0		0
Profit (loss) before tax		1,231		1,058		1,705
Assets	[18],[19]	324,000		331,000		333,000
Loans (gross of allowance for loan losses)	[18]	257,000		261,000		265,000
Additions to non-current assets		160		90		177
Deposits	[18]	320,000		308,000		317,000
Average allocated shareholders' equity		13,990		13,219		12,945
Risk-weighted assets		97,000		86,000		88,000
Risk Weighted Assets in Divisions Of which Operational	[18]	14,000	[2]	8,000	[3]	8,000	[4]
Leverage Exposure (fully-loaded)		€ 336,000		€ 339,000		€ 344,000
Total employees (full-time equivalent)	[18]	37,072		38,411		37,710
Post-tax return on average shareholders equity		5.20%	[5],[6]	4.80%	[7],[8]	8.60%	[9],[10]
Post-tax return on average tangible shareholders' equity		5.20%	[5],[6]	5.20%	[7],[8]	9.20%	[9],[10]
Cost Income Ratio		77.80%	[11]	80.80%	[12]	75.00%	[13]
Includes:
Net interest income		€ 5,786		€ 6,156		€ 5,222
Net income (loss) from equity method investments		21		(5)		27
Includes:
Equity method investment		102		84		99
Asset Management [Member]
Segment Results of Operations [Line Items]
Net revenues		2,649		2,383		2,608
Provision for credit losses		(1)		(1)		(2)
Noninterest expenses [Abstract]
Compensation and benefits		919		891		899
General and administrative expenses		904		934		883
Impairment of goodwill and other intangible assets		0		0		68
Restructuring activities		0		0		0
Total noninterest expenses		1,823		1,825		1,850
Noncontrolling interests		194		163		174
Profit (loss) before tax		632		396		585
Assets	[20],[21]	11,000		10,000		10,000
Loans (gross of allowance for loan losses)		0		0		0
Additions to non-current assets		30		73		41
Deposits		0		0		0
Average allocated shareholders' equity		5,329		5,157		5,437
Risk-weighted assets		18,000		15,000		13,000
Risk Weighted Assets in Divisions Of which Operational	[20]	5,000	[2]	3,000	[3]	3,000	[4]
Leverage Exposure (fully-loaded)		€ 10,000		€ 10,000		€ 9,000
Total employees (full-time equivalent)	[20]	5,169		4,963		4,778
Post-tax return on average shareholders equity		8.00%	[5],[6]	5.10%	[7],[8]	7.30%	[9],[10]
Post-tax return on average tangible shareholders' equity		18.00%	[5],[6]	12.00%	[7],[8]	17.00%	[9],[10]
Cost Income Ratio		68.80%	[11]	76.60%	[12]	70.90%	[13]
Includes:
Net interest income		€ 25		€ (124)		€ (65)
Net income (loss) from equity method investments		36		42		66
Includes:
Equity method investment		451		420		415
Corporate & Other [Member]
Segment Results of Operations [Line Items]
Net revenues		1,406		2,324		(1,050)
Provision for credit losses		83		26		(9)
Noninterest expenses [Abstract]
Compensation and benefits		3,593		3,378		3,235
General and administrative expenses		(1,494)		(2,731)		(2,199)
Impairment of goodwill and other intangible assets		0		0		0
Restructuring activities		0		(1)		(2)
Total noninterest expenses		2,099		646		1,035
Noncontrolling interests		(199)		(166)		(190)
Profit (loss) before tax		(577)		1,817		(1,886)
Assets		21,000		54,000		67,000
Loans (gross of allowance for loan losses)		5,000		6,000		6,000
Additions to non-current assets		1,884		1,853		2,267
Deposits		13,000		10,000		7,000
Average allocated shareholders' equity		11,679		9,681		7,580
Risk-weighted assets		34,000		40,000		46,000
Risk Weighted Assets in Divisions Of which Operational		13,000	[2]	19,000	[3]	19,000	[4]
Leverage Exposure (fully-loaded)		€ 38,000		€ 39,000		€ 36,000
Total employees (full-time equivalent)		1,088		1,254		1,876
Includes:
Net interest income		€ 991		€ 1,963		€ 1,732
Net income (loss) from equity method investments		2		2		6
Includes:
Equity method investment		€ 6		€ 5		€ 20

[1]	Consolidated net revenues comprise interest and similar income, interest expenses and total noninterest income (including net commission and fee income); revenues are attributed to countries based on the location in which the Group’s booking office is located; the location of a transaction on the Group’s books is sometimes different from the location of the headquarters or other offices of a customer and different from the location of the Group’s personnel who entered into or facilitated the transaction; where the Group records a transaction involving its staff and customers and other third parties in different locations frequently depends on other considerations, such as the nature of the transaction, regulatory considerations and transaction processing considerations
[2]	Starting from the first quarter of 2024, the allocation of operational risk RWA has changed. For more information, please refer to section “Note 4 - Business segments and related information” of this report
[3]	Starting from the first quarter of 2024, the allocation of operational risk RWA has changed. For more information, please refer to section “Note 4 - Business segments and related information” of this report
[4]	Starting from the first quarter of 2024, the allocation of operational risk RWA has changed. For more information, please refer to section “Note 4 - Business segments and related information” of this report
[5]	Starting from the first quarter of 2024, the equity allocation framework has been updated. For more information, please refer to section “Note 4 - Business segments and related information” of this report
[6]	The post-tax return on average shareholders’ equity and average tangible shareholders’ equity at the Group level reflects the reported effective tax rate for the Group, which was 33% for the year ended December 31, 2024 ; for the post-tax return on average shareholders’ equity and average tangible shareholders’ equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were 28% for the year ended December 31, 2024 ; for further information, please refer to “Supplementary Information (Unaudited): Non-GAAP Financial Measures” of this report
[7]	Starting from the first quarter of 2024, the equity allocation framework has been updated. For more information, please refer to section “Note 4 - Business segments and related information” of this report
[8]	The post-tax return on average shareholders’ equity and average tangible shareholders’ equity at the Group level reflects the reported effective tax rate for the Group, which was 19% for the year ended December 31, 2023; for the post-tax return on average shareholders’ equity and average tangible shareholders’ equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were 28% for the year ended December 31, 2023; for further information, please refer to “Supplementary Information (Unaudited): Non-GAAP Financial Measures” of this report
[9]	Starting from the first quarter of 2024, the equity allocation framework has been updated. For more information, please refer to section “Note 4 - Business segments and related information” of this report
[10]	The post-tax return on average shareholders’ equity and average tangible shareholders’ equity at the Group level reflects the reported effective tax rate for the Group, which was (2) % for the year ended December 31, 2022; for the post-tax return on average shareholders’ equity and average tangible shareholders’ equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were 28% for the year ended December 31, 2022; for further information, please refer to “Supplementary Information (Unaudited): Non-GAAP Financial Measures” of this report
[11]	Noninterest expenses as a percentage of total net revenues, which are defined as net interest income before provision for credit losses plus noninterest income
[12]	Noninterest expenses as a percentage of total net revenues, which are defined as net interest income before provision for credit losses plus noninterest income
[13]	Noninterest expenses as a percentage of total net revenues, which are defined as net interest income before provision for credit losses plus noninterest income
[14]	As of year-end
[15]	Segment assets are presented on a consolidated basis, i.e., the amounts do not include intersegment balances
[16]	As of year-end
[17]	Segment assets are presented on a consolidated basis, i.e., the amounts do not include intersegment balances
[18]	As of year-end
[19]	Segment assets are presented on a consolidated basis, i.e., the amounts do not include intersegment balances
[20]	As of year-end
[21]	Segment assets are presented on a consolidated basis, i.e., the amounts do not include intersegment balances